Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	AIOS Tech Inc.
Entity Central Index Key	0001603993
Entity File Number	001-37829
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Room 407, Tower 2, Harbour Centre
Entity Address, Address Line Two	8 Hok Cheung Street, Hunghom
Entity Address, Address Line Three	Kowloon
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Class A common shares, par value $0.01 per share
Trading Symbol	AIOS
Security Exchange Name	NASDAQ
Class A Common Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	4,985,096
Class B Common Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	0
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Sylvia Kong Bit Hee
Contact Personnel Email Address	sylviakong@aiosinc.com
Entity Address, Address Line One	Room 407, Tower 2, Harbour Centre
Entity Address, Address Line Two	8 Hok Cheung Street, Hunghom
Entity Address, Address Line Three	Kowloon
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+852
Local Phone Number	400 603 7555